Cover	Aug. 25, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2022
Entity File Number	001-41182
Entity Registrant Name	Sagaliam Acquisition Corp.
Entity Central Index Key	0001855351
Entity Tax Identification Number	86-3006717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Barry Kostiner
Entity Address, Address Line Two	1800 Avenue of the Stars
Entity Address, Address Line Three	Suite 1475
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	900067
City Area Code	(213)
Local Phone Number	616-0011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one Right
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one Right
Trading Symbol	SAGAU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	SAGA
Security Exchange Name	NASDAQ
Rights included as part of the units
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	SAGAR
Security Exchange Name	NASDAQ